Significant Accounting Policies - Computation of basic and diluted net income (loss) per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Numerator for basic and diluted net loss per share	$ (42,084)	$ (17,700)
Denominator:
Weighted average shares for basic net loss per share	35,618	6,950
Effect of dilutive securities:
Weighted average of common stock, stock options and warrants	0	0
Denominators for diluted net loss per share	35,618	6,950
Basic and Diluted (in dollars per share)	$ (1.18)	$ (2.55)